Stock-Based Compensation - RSU and PSU Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restricted Stock Units
Weighted Average Grant Price
Beginning balance (in dollars per share)	$ 141	$ 147	$ 159
Granted (in dollars per share)	121	137	140
Released (in dollars per share)	148	153	174
Canceled/forfeited (in dollars per share)	139	147	158
Ending balance (in dollars per share)	$ 130	$ 141	$ 147
Number of Units
Beginning balance (in shares)	8,555,263	8,899,092	7,527,341
Granted (in shares)	4,806,790	3,540,949	3,985,870
Released (in shares)	(2,579,962)	(3,032,531)	(1,860,660)
Canceled/forfeited (in shares)	(979,387)	(852,247)	(753,459)
Ending balance (in shares)	9,802,704	8,555,263	8,899,092
Performance Share Units
Weighted Average Grant Price
Beginning balance (in dollars per share)	$ 144	$ 155	$ 173
Granted (in dollars per share)	130	137	140
Performance adjustments (in dollars per share)	152	175	194
Released (in dollars per share)	152	175	194
Canceled/forfeited (in dollars per share)	135	144	174
Ending balance (in dollars per share)	$ 136	$ 144	$ 155
Number of Units
Beginning balance (in shares)	2,649,313	2,874,758	2,928,932
Granted (in shares)	909,140	824,875	990,336
Performance adjustments (in shares)	(328,120)	(623,245)	(387,457)
Released (in shares)	(666,244)	(293,236)	(419,759)
Canceled/forfeited (in shares)	(144,394)	(133,839)	(237,294)
Ending balance (in shares)	2,419,695	2,649,313	2,874,758